ACCRUALS AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
ACCRUALS AND OTHER PAYABLES [abstract]
Due to third parties	¥ 1,017,309			¥ 1,188,416
Due to related parties	445,922			430,331
Total accruals and other payables	¥ 1,463,231	$ 224,893		¥ 1,618,747

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.